22. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Notes
22. RELATED PARTY TRANSACTIONS

22.RELATED PARTY TRANSACTIONS

The following is a summary of related party transactions that occurred during the years ended December 31, 2020 and 2019:

a)Included in accounts payable and accrued liabilities is $374,232 (December 31, 2019 - $377,157) payable to officers and a director of the Company. Amounts due to related parties have no stated terms of interest and/or repayment and are unsecured.

b)Key management personnel include the directors and officers of the Company. Key management compensation consists of the following:

	2020	2019
Consulting fees paid or accrued to a company controlled by a director of the Company	$241,801	$108,000
Salary paid to management of the Company	676,164	495,632
Share-based compensation	515,318	655,380
	$1,433,283	$1,259,012

There were no post-employment benefits, termination benefits or other long-term benefits paid to key management personnel for the years ended December 31, 2020 and 2019.